Eaton Vance Balanced Fund

EATON VANCE BALANCED FUND

Supplement to Prospectus dated May 1, 2015

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Balanced Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 54 of the Fund's Prospectus and page 26 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.04%	0.04%	0.04%	0.04%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses(1)	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.14%	1.89%	1.89%	0.89%
Expense Reimbursement(2)	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%	1.80%	1.80%	0.80%

(1)

Reflects the Fund's allocable share of the advisory fees and other expenses of the Portfolios in which it invests.

(2)

The fee table has been restated to reflect that the administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class B shares and Class C shares and 0.80% for Class I shares.  This expense reimbursement will continue through April 30, 2017.  Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursements relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recoupred by the administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$676	$908	$1,158	$1,874	$676	$908	$1,158	$1,874
Class B shares	$683	$985	$1,213	$2,009	$183	$585	$1,013	$2,009
Class C shares	$283	$585	$1,013	$2,204	$183	$585	$1,013	$2,204
Class I shares	$82	$275	$484	$1,088	$82	$275	$484	$1,088

September 10, 2015	19774 9.10.15

Shareholder Fees - Eaton Vance Balanced Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses - Eaton Vance Balanced Fund		Class A	Class B	Class C	Class I
Management Fees		0.04%	0.04%	0.04%	0.04%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	[1]	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses		1.14%	1.89%	1.89%	0.89%
Expense Reimbursement	[2]	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.05%	1.80%	1.80%	0.80%
[1]	Reflects the Fund's allocable share of the advisory fees and other expenses of the Portfolios in which it invests.
[2]	The fee table has been restated to reflect that the administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class B shares and Class C shares and 0.80% for Class I shares. This expense reimbursement will continue through April 30, 2017. Any amendment to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursements relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recoupred by the administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Expense Example - Eaton Vance Balanced Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	676	908	1,158	1,874
Class B	683	985	1,213	2,009
Class C	283	585	1,013	2,204
Class I	82	275	484	1,088

Expense Example, No Redemption - Eaton Vance Balanced Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	676	908	1,158	1,874
Class B	183	585	1,013	2,009
Class C	183	585	1,013	2,204
Class I	82	275	484	1,088